Share Capital and Warrants - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 27, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock				20.00%
Payments to acquire or redeem entity's shares		$ 1,018	$ 0	$ 1,484	$ 0
Common shares
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares Under NCIB (in shares)				67,779		17,026
Share repurchase program (in CAD per share)				$ 21.89
Payments to acquire or redeem entity's shares				$ 1,500
Share repurchase program, reduction to contributed surplus				$ 907
Shares outstanding (in shares)		1,949,609		1,949,609		2,001,211	1,228,870
Issued capital		$ 16,653		$ 16,653		$ 17,016	$ 11,040
Common shares | Potential ordinary share transactions
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares Under NCIB (in shares)	19,000
Payments to acquire or redeem entity's shares	$ 425
Stock Option Plan
Disclosure of classes of share capital [Line Items]
Shares available for future issuance (in shares)		41,000		41,000		30,000
Preference shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)		36,000		36,000		36,000
Issued capital		$ 519		$ 519		$ 519